Description of the Business and Summary of Significant Accounting Policies - Deferred Installation Costs (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Deferred installation costs, net of accumulated depreciation	$ 29.6	$ 34.0
Lottery and other machinery and equipment
Property, Plant and Equipment [Line Items]
Deferred installation costs, net of accumulated depreciation	25.7	33.4
Gaming operations equipment
Property, Plant and Equipment [Line Items]
Deferred installation costs, net of accumulated depreciation	$ 3.9	$ 0.6